Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2023

	Shares	Value	Ticker	Total Cost
Bonds & Corporate Bond Trust Certificated - 17.47%

Baby Bonds - 13.61%
B. Riley Financial, Inc., 6.375%, due 2/28/2024	14,349	345,524	RILYM	346,363.27
Blackstone Private Credit Fund, 7.050%, due 9/29/2025	350,000	350,569	09261HAY3	348,187.00
Citigroup, Inc., 7.625%, due 11/15/2028	750,000	733,190	172967PE5	746,000.00
Eagle Point Credit Co., Inc., 6.688%, due 4/30/2028	10,156	236,127	ECCX	246,361.28
Energy Transfer LP, 7.125%, due 5/15/2030	350,000	301,081	29273VAM2	295,750.00
Ford Motor Credit Co. LLC, 7.350%, due 11/04/2027	250,000	253,995	345397C35	250,000.00
Lincoln National Corp., 9.250%, due 12/1/2027	350,000	360,524	534187BR9	353,150.00
NRG Energy, Inc., 10.250%, due 3/15/28	500,000	489,702	629377CU4	507,500.00
PNC Financial Services Group, Inc., 3.900%, due 4/29/2024	359,000	354,505	693475AP0	351,364.07
PNC Financial Services Group, Inc., 6.250%, due 3/15/2030	250,000	214,304	693475BP9	250,000.00
Scorpio Tankers, Inc., 7.000%, due 6/30/2025	23,000	569,710	SBBA	564,511.45
Wells Fargo & Co., 7.625%, due 9/15/2028	450,000	453,633	95002YAA1	450,000.00
		4,662,865		4,709,187

Traditional Corporate Bonds - 3.86%
PNC Financial Services Group, Inc., 6.200%, due 9/15/2027	350,000	321,669	693475BF1	350,000.00
USB Float, 5.849%, due 10/16/2023	250,000	184,778	91731KAA8	249,215.28
Fifth Third Bancorp, 8.66686%, due 9/30/2023	850,000	816,251	316773CR9	848,375.00
		1,322,698		1,447,590.28

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $6,156,777)		5,985,563		6,156,777

Investment Companies - 0.49%

Direct Trust Certificates - 0.49%
Affiliated Managers Group, Inc., 5.875%, due 3/30/2059	8,000	169,520	MGR	197,453.20
		169,520		197,453.20

TOTAL INVESTMENT COMPANIES (Cost $197,453)		169,520	-	197,453

Traditional Preferred - 70.94%
Affiliated Managers Group, Inc., 4.750%, due 9/30/2060	5,000	82,300	MGRB	124850
AGNC Investment Corp., 6.125%, due 4/15/2025	20,000	432,600	AGNCP	497014.35
AGNC Investment Corp., 6.875%, due 4/15/2025	23,000	552,000	AGNCM	581245.19
American International Group, Inc., 5.850%, due 3/15/2024	5,000	116,400	AIG A	119625
Annaly Capital Management, Inc., 6.750%, due 6/30/2024	25,000	593,750	NLY-I	584031.6
Apollo Global Management, Inc., 7.625%, due 9/15/2053	40,000	1,047,600	APOS	1007000
Arbor Realty Trust Inc., 6.375%, due 6/02/2026	25,000	444,750	ABR-D	598271.51
Aspen Insurance Holdings Ltd., 5.625%, due 1/1/2027	8,000	153,920	AHL D	199488.58
Aspen Insurance Holdings Ltd., 5.625%, due 10/1/2024	9,000	163,530	AHL E	225005.5
Assurant, Inc., 5.25%, 01/15/2026	15,000	292,500	AIZN	283109.5
Athene Holding Ltd., 5.625%, due 9/30/2024	17,000	333,370	ATH B	374307.83
Atlanticus Holdings Corp., 6.125%, due 11/30/2023	25,100	561,738	ATLCL	629787.5
Axis Capital Holdings Ltd., 5.500%, due 12/31/2049	10,000	200,500	AXS E	248799
Bank of America Corp., 6.000%, due 10/27/2023	7,618	183,365	BAC-B	188433.94
Bank of America Corp., 6.299510%, due 11/28/2023	10,000	211,000	BML-H	192883.12
Bank OZK, 4.625%, due 11/15/2026	7,500	113,400	OZKAP	187500
Brookfield Infrastructure Partners LP, 5.125%, due 10/15/2025	10,000	174,400	BIP A	251820.31
Carlyle Finance LLC., 4.625%, due 5/15/2061	35,000	574,700	CGABL	680331.33
Citigroup. Inc., 6.875%, due 11/15/2023	20,000	504,400	C-K	496875
Citizens Financial Group, Inc., 5.000%, due 1/6/2025	15,000	286,650	CFG E	327859.32
Compass Diversified Holdings, 7.875%, due 1/30/2025	17,500	424,025	CODI C	413978.25
DTE Energy Co., 5.250%, due 12/1/2077	1,343	29,949	DTW	31905.25
Energy Transfer Operating, LP, 7.600%, due 5/15/2024	20,000	488,600	ET E	439852.65
Enterprise Financial Services Corp., 5.000%, due 12/15/2026	25,000	386,250	EFSCP	625000
Equitable Holdings, Inc., 5.250%, due 12/15/2024	5,000	98,500	EQH A	120137.5
Federal Agricultural Mortgage Corp,5.250%, due 10/17/2025	16,700	336,171	AGM-F	384108.04
Federal Agricultural Mortgage Corp., 5.750%, due 7/17/2025	15,000	334,200	AGM E	399000
Fifth Third Bancorp, 6.000%, due 12/31/2025	2,455	57,030	FITBP	61218.61
First Citizens Bancshares, Inc., 5.625%, due 1/4/2027	17,500	350,525	FCNCO	406176.25
Global Net Lease, Inc., 6.875%, due 11/26/2024	25,000	436,500	GNL B	596315.35
Golar LNG Partners LP. 8.750%, due 10/27/2023	27,500	309,375	GMLPF	572673.91
Great Ajax Corp., 7.250%, due 4/30/2024	15,000	361,800	AJXA	374054.3
Green Brick Partners, Inc., 5.750%, due 12/23/2026	22,500	422,325	GRBK-A	561898.25
Huntington Bancshares, Inc, 6.875%, due 4/15/2028	17,550	412,250	HBANL	422666.25
Huntington Bancshares, Inc., 5.700%, due 12/1/2022	5,000	103,450	HBANM	123948.19
Jackson Financial Inc., 8.000%, due 3/30/2028	23,000	576,150	JXN-A	553417.9
JPMorgan Chase & Co., 6.000%, 3/1/2024	7,500	185,925	JPM-C	187350
KeyCorp, 5.650%, due 12/15/2023	20,000	383,600	KEY-J	498590.35
KeyCorp, 6.200%, due 12/15/2027	25,000	493,500	KEY-L	584007
KKR Group Financial Co. IX LLC, 4.625%, due 4/1/2026	5,000	86,050	KKRS	125000
Lincoln National Corp., 9.000%, due 12/1/2027	18,000	477,540	LNC-D	448327
MainStreet Bancshares, Inc., 7.500%, due 9/3/2025	6,500	138,624	MNSBP	162500
Morgan Stanley, 4.250%, due 1/15/2027	10,000	170,500	MS-O.N	183893
Morgan Stanley, 6.500%, due 10/15/2027	10,000	251,400	MS-P	249268
Morgan Stanley, 6.875%, due 1/15/2024	15,002	375,050	MS-F	373936.64
Morgan Stanley. 5.850%, due 4/15/2027	20,000	464,600	MS-K	473648
NiSource. Inc., 6.500%, due 3/15/2024	25,000	627,500	NI-B	617262.37
Oaktree Capital Group, LLC, 6.550%, due 10/27/2023	11,000	231,880	OAK B	269049.55
OFS Credit Co., 6.125%, due 10/4/2023	20,920	481,788	OCCIO	526598.68
Oxford Lane Capital Corp., 6.250%, due 2/28/2027	25,000	569,000	OXLCP	620907.29
PennyMac Mortgage Investment Trust, 6.750%, due 8/24/2026	23,000	402,960	PMT-C	572069.08
Priority Income Fund, Inc., 6.000%, 12/31/2026	6,825	153,563	PRIF-H	170873.41
Prospect Capital Corp., 5.350%, due 7/01/26	15,000	233,850	PSEC-A	322353.5
Raymond James Financial, Inc., 6.375%, due 7/1/2024	11,118	276,838	RJF-B	257230.15
Ready Capital Corp., 6.500%, due 6/30/2026	23,000	416,300	RC E	575928.67
Redwood Trust, Inc., 10.000%, due 4/15/28	15,000	367,500	RWT-A.N	370652.6
Reinsurance Group of America, Inc., 7.125%, due 10/15/2027	10,000	261,400	RZC	250000
Rithm Capital Corp., 7.125%, due 8/15/2024	23,000	522,560	RITM-B	461211.7
Steel Partners Holding LP., 6.000%, due 2/7/2026	20,000	465,600	SPLP-A	480430.2
Stifel Financial Corp., 4.500%, due 8/15/2026	25,000	411,750	SF-D	412301.64
Stifel Financial Corp., 6.125%, due 6/15/2025	5,000	121,250	SF-C	124340.84
Stifel Financial Corp., 6.250%, due 3/15/2024	15,000	354,450	SF-B	359952.62
Summit Hotel Properties, Inc., 6.250%, due 10/27/2023	20,000	392,200	INN-E	507045.21
The Allstate Corp., 5.750%, due 8/15/2053	350,000	344,974	020002BB6	330750
The Allstate Corp., 7.375%, due 7/15/2028	38,300	1,008,822	ALL-J	957500
The Bank of Nova Scotia, 8.625%, due 10/27/2027	500,000	498,606	0641598S8	500000
The Southern Co., 4.950%, due 1/30/2080	6,500	136,825	SOJD	161883.8
The Toronto Dominion Bank, 8.125%, due 10/31/2027	500,000	497,805	89117F8Z5	500000
Wells Fargo & Co., 4.375%, due 3/15/2026	20,000	347,400	WFC C	431490.75
		24,301,582		26,950,941

TOTAL TRADITIONAL PREFERRED (Cost $26,950,941)		24,301,582		26,950,941.33

REIT Preferred Shares - 1.45%
Pebblebrook Hotel Trust, 6.300%, due 10/27/2023	25,000	498,000	PEB-F	605,483.35
		498,000		605,483.35

TOTAL REIT PREFERRED SHARES (Cost $605,483)		498,000		605,483.35

REIT Senior Securities - 1.1%
UMH Properties, Inc., 6.375%, Series D	18,000	378,360	UMH D	384,027.96
		378,360		384,027.96

TOTAL REIT SENIOR SECURITIES (Cost $384,028)		378,360		384,027.96

Common Stocks - 3.62%

Capital Markets - 1.03%
AllianceBernstein Holding LP	4,200	127,470	AB	198780.96
Carlyle Group. Inc.	7,500	226,200	CG	200832.75
		353,670		399,614

Equity Real Estate Investment Trusts - 0.45%
Arbor Realty Trust, Inc.	10,000	151,800	ABR	127,627.00
		151,800		127,627

Insurance - 0.69%
Prudential Financial, Inc.	2,500	237,225	PRU	193,147.25
		237,225		193,147

Oil, Gas & Consumable Fuels - 1.46%
Devon Energy Corp.	3,000	143,100	DVN	219,639.75
Enterprise Products Partners LP	13,000	355,810	EPD	279,228.80
		498,910		498,869

COMMON STOCKS (Cost $1,219,257)		1,241,605		1,219,257

Money Market Funds - 4.23%
First American Funds Government Obligation Class Y 4.94% (b)	1,447,406	1,447,406	FGVXX	1,447,405.71
		1,447,406		1,447,405.71

TOTAL MONEY MARKET FUNDS (Cost $1,447,406)		1,447,406		1,447,405.71

TOTAL INVESTMENTS (Cost $36,961,345) 99.32%		34,022,035	99.32%	36,961,345

Other Assets In Excess of Liabilities - 0.68%		233,784	0.68%

TOTAL NET ASSETS - 100.00%		$ 34,255,245	100.00%

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 29, 2023.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 34,022,035.18	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 34,022,035.18	- 0 -